New Income Fund	07/01/2006 - 06/30/2007

ICA File Number: 811-02396
Reporting Period: 07/01/2006 - 06/30/2007
T. Rowe Price New Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Joseph A. Carrier
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 5/31

Date of reporting period: 7/1/06 to 6/30/07

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price New Income Fund, Inc.

By (Signature and Title) /s/ Joseph A. Carrier
Joseph A. Carrier, Vice-President

Date August 27, 2007

=============================== NEW INCOME FUND ================================

DUKE ENERGY CORP.

Ticker:       DUK            Security ID:  26441C105
Meeting Date: OCT 24, 2006   Meeting Type: Annual
Record Date:  AUG 25, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Roger Agnelli              For       Withhold   Management
1.2   Elect Director Paul M. Anderson           For       For        Management
1.3   Elect Director William Barnet, III        For       For        Management
1.4   Elect Director G. Alex Bernhardt, Sr.     For       For        Management
1.5   Elect Director Michael G. Browning        For       For        Management
1.6   Elect Director Phillip R. Cox             For       For        Management
1.7   Elect Director William T. Esrey           For       For        Management
1.8   Elect Director Ann Maynard Gray           For       For        Management
1.9   Elect Director James H. Hance, Jr.        For       For        Management
1.10  Elect Director Dennis R. Hendrix          For       For        Management
1.11  Elect Director Michael E.J. Phelps        For       Withhold   Management
1.12  Elect Director James T. Rhodes            For       For        Management
1.13  Elect Director James E. Rogers            For       For        Management
1.14  Elect Director Mary L. Schapiro           For       For        Management
1.15  Elect Director Dudley S. Taft             For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

DUKE ENERGY CORP.

Ticker:       DUK            Security ID:  26441C105
Meeting Date: MAY 10, 2007   Meeting Type: Annual
Record Date:  MAR 26, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William Barnet, III        For       For        Management
1.2   Elect Director G. Alex Bernhardt, Sr.     For       For        Management
1.3   Elect Director Michael G. Browning        For       For        Management
1.4   Elect Director Phillip R. Cox             For       For        Management
1.5   Elect Director Ann Maynard Gray           For       For        Management
1.6   Elect Director James H. Hance, Jr         For       For        Management
1.7   Elect Director James T. Rhodes            For       For        Management
1.8   Elect Director James E. Rogers            For       For        Management
1.9   Elect Director Mary L. Schapiro           For       For        Management
1.10  Elect Director Dudley S. Taft             For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

FILENET CORP.

Ticker:       FILE           Security ID:  316869106
Meeting Date: OCT 3, 2006    Meeting Type: Special
Record Date:  AUG 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

--------------------------------------------------------------------------------

PFIZER INC.

Ticker:       PFE            Security ID:  717081103
Meeting Date: APR 26, 2007   Meeting Type: Annual
Record Date:  MAR 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Dennis A. Ausiello         For       For        Management
1.2   Elect Director Michael S. Brown           For       For        Management
1.3   Elect Director M. Anthony Burns           For       For        Management
1.4   Elect Director Robert N. Burt             For       For        Management
1.5   Elect Director W. Don Cornwell            For       For        Management
1.6   Elect Director William H. Gray, III       For       For        Management
1.7   Elect Director Constance J. Horner        For       For        Management
1.8   Elect Director William R. Howell          For       For        Management
1.9   Elect Director Jeffrey B. Kindler         For       For        Management
1.10  Elect Director George A. Lorch            For       For        Management
1.11  Elect Director Dana G. Mead               For       For        Management
1.12  Elect Director William C. Steere, Jr.     For       For        Management
2     Ratify Auditors                           For       For        Management
3     Restore or Provide for Cumulative Voting  Against   For        Shareholder
4     Report on Animal Testing Policies         Against   Against    Shareholder
5     Amend Animal Welfare Policy               Against   Against    Shareholder
6     Require Director Nominee Qualifications   Against   Against    Shareholder

============================ END NPX REPORT ===================================